Share-based compensation - Share options outstanding - DSPPP (Details) - Deferred Strike Price Payment Plan (DSPPP) - EquityInstruments	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Outstanding shares	29,904,690	29,950,268	29,958,807	17,438,883
Later than seven years and not later than eight years
Share-based compensation
Outstanding shares	17,412,752	17,427,207
Later than eight years and not later than nine years
Share-based compensation
Outstanding shares	12,491,938	12,523,061
Strike Price CHF 0.043
Share-based compensation
Outstanding shares	12,491,938	12,523,061
Strike Price CHF 0.043 | Later than eight years and not later than nine years
Share-based compensation
Outstanding shares	12,491,938	12,523,061
Strike Price CHF 0.13
Share-based compensation
Outstanding shares	17,412,752	17,427,207
Strike Price CHF 0.13 | Later than seven years and not later than eight years
Share-based compensation
Outstanding shares	17,412,752	17,427,207